12. FINANCIAL INSTRUMENTS (Details 14) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Borrowings And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	R$ 28,090,703
Borrowings And Financing [Member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	5,152,234
Borrowings And Financing [Member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	6,888,149
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	9,087,030
Borrowings And Financing [Member] | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	6,963,290
Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	474,390
Leases [Member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	35,040
Leases [Member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	44,873
Leases [Member] | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	44,872
Leases [Member] | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	349,605
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	3,012,654
Trade Payables [Member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	3,012,654
Trade Payables - Drawee Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	1,121,312
Trade Payables - Drawee Risk [Member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	1,121,312
Dividends And Interest On Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	13,252
Dividends And Interest On Equity [Member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	R$ 13,252